Subsequent Events (Details)								1 Months Ended					12 Months Ended
	Aug. 14, 2020	Jul. 07, 2020 shares	Jul. 06, 2020	Jul. 02, 2020 USD ($) shares	Mar. 12, 2020 USD ($) shares	Mar. 06, 2020 USD ($) shares	Feb. 07, 2020 USD ($)	May 29, 2020 USD ($)	Apr. 29, 2020 USD ($) shares	Mar. 19, 2020 USD ($)	Feb. 26, 2020 USD ($)	Nov. 15, 2019 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Aug. 03, 2020 shares	Jul. 29, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)
Subsequent Events (Textual)
Promissory notes principal amount																				$ 83,309
Proceeds from common stock														$ 5,000
Subsequent event, description													Within three business days of filing the Annual Report for fiscal 2019, the investor is required to purchase, and the Company is required to issue and sell to the investor, an additional convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 along with warrants to purchase an additional 158,730 shares of the Company's common stock for proceeds of $250,000. This note will bear interest at 12.5% per annum and mature on January 29, 2021. The investor will not be required to purchase the additional securities if the Company is in default under the outstanding notes or if certain other conditions are not met.
Inventory													$ 4,671,396	$ 4,671,396			$ 4,607,419
Aggregate shares of common stock | shares												2,600,000
Forecast [Member]
Subsequent Events (Textual)
Common stock authorized awards to granted | shares															10,000,000
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock authorized awards to granted | shares																			10,000,000
Inventory							$ 121,481
Inventory reimburse							$ 56,766
Business combination description			In connection with the VNC Acquisition, the Company paid to the stockholders and certain other stakeholders of VNC (i) $1,785,139 in cash and (ii) 11,738,210 shares of the Company's common stock, of which an aggregate of 4,000,000 shares is being held in an escrow fund for purposes of satisfying any post-closing indemnification claims of the former VNC security holders under the Merger Agreement. Pursuant to the Merger Agreement, the Company also issued to the holders of outstanding options and warrants of VNC, whether vested or unvested, in replacement of such options or warrants, options or warrants to purchase an aggregate of 4,261,790 shares of the Company's common stock, all of which were fully vested. In addition, at the closing of the VNC Acquisition, the Company paid approximately $1.142 million of outstanding payables of VNC.
Operating lease amendment, description	The Company amended its lease for 5,533 square feet of office space in Jacksonville, Florida to extend the term through July 31, 2023 with monthly payments ranging from $4,786 to $5,078 over the extended lease term, a reduced monthly payment compared to the prior lease term.
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Textual)
Warrants to purchase shares | shares									158,730
Proceeds from common stock									$ 250,000
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Events (Textual)
Stock issued | shares					165,095
Stock issued value					$ 106,238
Consulting agreement, description					Additional $106,238 that was owed by Lextrum was partially paid in cash of $55,000 on March 6, 2020. The remaining $51,238 is still outstanding.
Subsequent Event [Member] | Consulting Agreement [Member] | Minimum [Member]
Subsequent Events (Textual)
Percentage of compensation					50
Subsequent Event [Member] | Consulting Agreement [Member] | Maximum [Member]
Subsequent Events (Textual)
Percentage of compensation					100
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Events (Textual)
Spring creek, description						Acquire 100% of the shares of common stock of Spring Creek Manufacturing, Inc. for a purchase price of $500,000. The acquisition closed on March 6, 2020 with Sovereign Plastics paying the purchase price through the assumption of the obligations of the sellers under an outstanding promissory note in the principal amount of $90,000 and the delivery of short-term promissory notes in the aggregate principal amount of $410,000. Additionally, Sovereign Plastics agreed to pay certain sales commissions on all sales to two specific customers.
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Events (Textual)
Fast plastics, description						The acquisition also closed on March 6, 2020 with Sovereign Plastics providing the purchase price of approximately $1,464,000 by the payment of approximately $66,000 in cash, the repayment of outstanding indebtedness of Fast Plastics in the aggregate amount of $250,000 and the assumption of an outstanding term loan of Fast Plastics in the amount of approximately $979,000. Sovereign Plastics also assumed equipment leases.
Debt instrument maturity date						Sep. 04, 2020
Subsequent Event [Member] | Promissory note [Member]
Subsequent Events (Textual)
Promissory notes principal amount						$ 500,000
Stock grants of aggregate shares | shares						50,000
Purchase price						$ 450,000
Subsequent Event [Member] | 2020 Long-Term Incentive Plan [Member]
Subsequent Events (Textual)
Common stock authorized awards to granted | shares																			10,000,000
Subsequent Event [Member] | Debt Agreements [Member]
Subsequent Events (Textual)
Promissory notes principal amount				$ 900,000				$ 290,000	$ 285,714	$ 2,022,722						$ 91,841
Debt instrument maturity date								Sep. 30, 2020			Dec. 26, 2020
Warrants to purchase shares | shares		158,730
Secured business loan											$ 600,000
Interest rate		12.50%		15.00%				12.00%	12.50%	5.00%	78.99%
Principal and interest payments										$ 8,428	$ 19,429
Original issue discount, amount								$ 40,000	$ 35,714
Promissory notes principal amount, description				The Company borrowed $50,000 from Mr. Davies and issued Mr. Davies a promissory note evidencing such loan that bears interest of $1,000 and matures on August 31, 2020.
Proceeds from common stock								$ 250,000
Subsequent event, description				The principal amounts of the notes are between $50,000 and $200,000. The loans bear interest at a rate of 15% and have maturity dates between October 13, 2020 and November 9, 2020.
Aggregate shares of common stock | shares				170,000
Share price | $ / shares																$ 1.00
Subsequent Event [Member] | Debt Agreements [Member] | Dr. Dustin McIntire [Member]
Subsequent Events (Textual)
Stock issued | shares				19
Subsequent Event [Member] | Debt Agreements [Member] | Investors [Member]
Subsequent Events (Textual)
Stock issued | shares				29
Stock issued value				$ 2,900,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Subsequent Events (Textual)
Promissory notes principal amount																		$ 455,185	$ 455,185